Related Parties - Summary of Related Party Transactions (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Transaction value	$ 1,399	$ 1,440
Due (to) from related parties		10,938
Hunter Dickinson Services Inc [member]
Disclosure of transactions between related parties [line items]
General and administrative expenses	1,301	1,400
Exploration and evaluation expenses	98	40
Transaction value	1,399	1,440
Due (to) from related parties	(47)	(61)
Gibraltar Joint Venture [member]
Disclosure of transactions between related parties [line items]
Management fee income	1,168	1,043
Reimbursable compensation expenses and third party costs	34	105
Transaction value	1,202	1,148
Due (to) from related parties	$ 210	$ 162